ProShares®

ProShare Advisors LLC

7501 Wisconsin Avenue

Suite 1000

Bethesda, MD 20814-6527

Phone: 240.497.6400

Fax:     240.497.6530

March 27, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectus dated March 29, 2012 and Statement of Additional Information dated October 1, 2011, as supplemented March 29, 2012, for ProShares UltraPro MSCI Emerging Markets, ProShares UltraPro 20+ Year Treasury, ProShares UltraPro Short MSCI Emerging Markets and ProShares UltraPro Short 20+ Year Treasury, each a series of the Trust, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A, which was effective with the Securities and Exchange Commission on March 22, 2012 (Accession No. 0001193125-12-127595).

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6577.

Sincerely,

/s/ Kenneth C. Fang
Kenneth C. Fang
Vice President and Legal Counsel